Derivative financial instruments - Movement in reserves related to hedge accounting (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Movement in cash flow hedge reserve
Cash flow hedges marked to market	[1]	$ (126)	$ 197	$ (639)
Cash flow hedges reclassified to the income statement - hedged item affected profit or loss	[1]	120	116	196
Cash flow hedges (including reclassifications), pre-tax		(6)	425	(362)
Cash flow hedges transferred to the balance sheet		26
Movement in costs of hedging reserve
Costs of hedging marked to market	[1]	(244)	0	0
Costs of hedging reclassified to the income statement	[1]	58	0	0
Costs of hedging (including reclassifications), Pre-tax		(186)
Movement in cash flow hedge and costs of hedging reserves
Total reserve, period start		(661)
Cash flow hedges marked to market		(163)
Cash flow hedges reclassified to the income statement - hedged item affected profit or loss	[1]	120	116	196
Costs of hedging marked to market	[1]	(244)	0	0
Costs of hedging reclassified to the income statement	[1]	58	0	$ 0
Cash flow hedges and cost of hedges (including reclassifications), pre-tax		(229)
Cash flow hedges transferred to the balance sheet		26
Total reserve, period start		(901)	(661)
Highly probable forecast capital expenditure | Cash flow hedges
Movement in cash flow hedge reserve
Reserve of cash flow hedges, period start		(10)
Cash flow hedges marked to market		(37)
Cash flow hedges reclassified to the income statement - hedged item affected profit or loss		0
Cash flow hedges (including reclassifications), pre-tax		(37)
Cash flow hedges transferred to the balance sheet		26
Reserve of cash flow hedges, period end		(21)	(10)
Movement in cash flow hedge and costs of hedging reserves
Cash flow hedges reclassified to the income statement - hedged item affected profit or loss		0
Cash flow hedges transferred to the balance sheet		26
Highly probable forecast sales | Cash flow hedges
Movement in cash flow hedge reserve
Reserve of cash flow hedges, period start		0
Cash flow hedges marked to market		(126)
Cash flow hedges reclassified to the income statement - hedged item affected profit or loss		120
Cash flow hedges (including reclassifications), pre-tax		(6)
Cash flow hedges transferred to the balance sheet		0
Reserve of cash flow hedges, period end		(6)	0
Movement in cash flow hedge and costs of hedging reserves
Cash flow hedges reclassified to the income statement - hedged item affected profit or loss		120
Cash flow hedges transferred to the balance sheet		0
Purchase of equity | Cash flow hedges
Movement in cash flow hedge reserve
Reserve of cash flow hedges, period start		(651)
Cash flow hedges marked to market		0
Cash flow hedges reclassified to the income statement - hedged item affected profit or loss		0
Cash flow hedges (including reclassifications), pre-tax		0
Cash flow hedges transferred to the balance sheet		0
Reserve of cash flow hedges, period end		(651)	(651)
Movement in cash flow hedge and costs of hedging reserves
Cash flow hedges reclassified to the income statement - hedged item affected profit or loss		0
Cash flow hedges transferred to the balance sheet		0
Interest rate and foreign currency risk on finance debt | Fair value hedges
Movement in costs of hedging reserve
Cost of hedging reserve, period start		0
Costs of hedging marked to market		(244)
Costs of hedging reclassified to the income statement		58
Costs of hedging (including reclassifications), Pre-tax		(186)
Cost of hedging reserve, period end		(223)	$ 0
Movement in cash flow hedge and costs of hedging reserves
Costs of hedging marked to market		(244)
Costs of hedging reclassified to the income statement		$ 58

[1]	See Note 32 for further information.